Other Payables and Accrued Expenses (Details) - Schedule of Other Payables and Accrued Expenses ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Business and other tax payables	¥ 89,715		¥ 77,502
Refundable deposits from employees and agents	18,239		19,789
Professional fees	5,609		3,586
Accrued expenses to third parties	33,382		29,861
Contributions from members of eHuzhu mutual aid program (Note 2(c))	37,261		43,140
Others	1,793		448
Total	¥ 185,999	$ 26,197	¥ 174,326